NOTES PAYABLE.	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
NOTES PAYABLE.
NOTES PAYABLE.

NOTE 5 – NOTES PAYABLE

Notes Payable – In May 2011, the Company entered into a credit agreement with a bank that provides for a revolving line of credit of up to $10 million for borrowings and letters of credit. As of December 31, 2012, $9,950,000 was available to be drawn on the line of credit with the remainder being reserved by letters of credit to State regulatory agencies.  The agreement includes a non-usage commitment fee of 0.20% per annum and covenants limiting other indebtedness, liens, transfer or sale of assets, distributions or dividends and merger or consolidation activity.  The facility has an interest rate of the bank’s prime rate plus 0.75% with the total interest rate to be charged being no less than 4.00%.  As of December 31, 2012 the interest rate being charged was 4.00%. The note matured on May 10, 2012 and was extended to May 10, 2013. Two of the Company’s stockholders are jointly and severally obligated for outstanding borrowings under the credit facility.

As of December 31, 2011, the Company had received unsecured advances from Ring Energy, Inc. totaling $850,000 and had accrued interest payable thereon of $3,122.  The advances were pursuant to an agreement allowing for unsecured advances totaling $1,000,000 with an interest rate of 5.00% per annum.  Borrowings outstanding are payable on January 31, 2013.  As noted in Note 9, the advances were documented in a January 2012 promissory note.  These advances were settled as part of the merger transaction between Ring and Stanford.

REVOLVING LINE OF CREDIT

NOTE 3 – REVOLVING LINE OF CREDIT

In August 2013, the Company extended a credit agreement with a bank that provides for a revolving line of credit of up to $10 million for borrowings and letters of credit. As of September 30, 2013, no amounts were outstanding and $9,855,000 was available to be drawn on the line of credit.  The credit agreement includes a non-usage commitment fee of 0.20% per annum and covenants limiting other indebtedness, liens, transfers or sales of assets, distributions or dividends and merger or consolidation activity.  The facility has an interest rate of the bank’s prime rate plus 0.75% with the total interest rate to be charged being no less than 4.00%.  The maturity date on the note was extended to April 10, 2014. Two of the Company’s stockholders are jointly and severally obligated for outstanding borrowings under the credit facility.